Commitments and Contingencies (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Capital commitments
Less than One Year	¥ 6,387,246
1-3 Years	1,496
3-5 Years	27,131
Total	6,415,873
Purchase obligations
Less than One Year	11,212,304
1-3 Years	1,595,571
Total	12,807,875
Loss contingency	¥ 0